Provisions	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions
PROVISIONS:
Our provisions include restructuring, warranty, legal and other provisions. We have included a description of our restructuring, warranty and legal provisions in note 2(k). We include details of our restructuring provision in note 16(a). The following chart details the changes in our provisions for the year indicated:

	Restructuring	Warranty	Legal (i)	Other(ii)	Total
Balance — December 31, 2018	$10.3	$18.7	$1.1	$7.5	$37.6
Provisions	28.9	11.2	—	0.6	40.7
Reversal of prior year provisions(iii)	(0.8)	(3.0)	—	(0.3)	(4.1)
Payments/usage	(26.5)	(5.0)	—	(0.4)	(31.9)
Accretion, foreign exchange and other	(0.7)	0.2	(0.1)	0.2	(0.4)
Balance — December 31, 2019	$11.2	$22.1	$1.0	$7.6	$41.9
Current	$11.2	$13.5	$1.0	$0.4	$26.1
Non-current(iv)	—	8.6	—	7.2	15.8
December 31, 2019	$11.2	$22.1	$1.0	$7.6	$41.9

(i)	Legal represents our aggregate provisions recorded for various legal actions based on our estimates of the likely outcomes.

(ii)	Other represents our asset retirement obligations relating to properties that we currently lease.

(iii)	During 2019, we reversed prior year warranty provisions as a result of expired warranties.

(iv)	Non-current balances are included in provisions and other non-current liabilities on our consolidated balance sheet.
At the end of each reporting period, we evaluate the appropriateness of our provisions, and adjustments may be made to reflect actual experience or changes in our estimates.